Consolidated Statements of Changes In Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid- in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 100,831	$ (75,409)	$ 25,422
Balance (in Shares) at Dec. 31, 2022	45,623,434
Options exercised		83		83
Options exercised (in Shares)	106,250
Share-based compensation expenses		1,310		1,310
Loss for the year			(14,652)	(14,652)
Balance at Dec. 31, 2023		102,224	(90,061)	12,163
Balance (in Shares) at Dec. 31, 2023	45,729,684
Issuance of ordinary shares, net of issuance cost of $487		9,187		9,187
Issuance of ordinary shares, net of issuance cost of $487 (in Shares)	10,764,315
Issuance of restricted ordinary shares
Issuance of restricted ordinary shares (in Shares)	75,000
Share-based compensation expenses		869		869
Loss for the year			(15,318)	(15,318)
Balance at Dec. 31, 2024		112,280	(105,379)	6,901
Balance (in Shares) at Dec. 31, 2024	56,568,999
Issuance of ordinary shares, warrants and pre-funded warrants, net of issuance cost of $1,101		15,539		15,539
Issuance of ordinary shares, warrants and pre-funded warrants, net of issuance cost of $1,101 (in Shares)	15,945,671
Exercise of warrants and pre-funded warrants		295		295
Exercise of warrants and pre-funded warrants (in Shares)	301,160
Issuance of ordinary shares upon vesting of restricted share units
Issuance of ordinary shares upon vesting of restricted share units (in Shares)	288,764
Issuance of restricted ordinary shares
Issuance of restricted ordinary shares (in Shares)	17,699
Share-based compensation expenses		1,373		1,373
Loss for the year			(15,057)	(15,057)
Balance at Dec. 31, 2025		$ 129,487	$ (120,436)	$ 9,051
Balance (in Shares) at Dec. 31, 2025	73,122,293